Prepayments (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of prepayments
	December 31, 2019	December 31, 2018
Advance payments to suppliers	40,461	212,207
Clinical projects and related activities	265,842	—
Insurance	114,016	139,076
Other	13,912	—
Total prepayments	434,231	351,283